Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Mar. 16, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Sep. 29, 2015	Aug. 31, 2015	May 31, 2015
C000036131
Account Value [Line Items]
Account Value	$ 12,608	$ 12,434	$ 12,207	$ 12,122	$ 11,854	$ 11,691	$ 11,556	$ 11,447	$ 11,447	$ 11,375	$ 11,402	$ 11,657	$ 11,886	$ 12,022	$ 11,950	$ 11,885	$ 11,711	$ 11,451	$ 11,212	$ 11,166	$ 10,789		$ 10,832	$ 10,641	$ 10,641	$ 10,512	$ 10,297	$ 10,171	$ 10,255	$ 10,200	$ 10,130	$ 10,150	$ 10,171	$ 10,150	$ 10,150	$ 10,080	$ 10,080	$ 10,020	$ 9,920	$ 9,900		$ 9,920	$ 10,000
C000161061
Account Value [Line Items]
Account Value	645,847	637,944	624,581	620,127	606,201	597,697	590,515	584,841	584,841	579,864	581,277	593,622	603,996	610,912	607,684	603,289	595,596	581,311	569,255	566,758	546,405		549,456	538,563	539,452	532,765	520,679	514,153	518,229	515,246	512,592	512,609	513,626	512,609	512,609	508,048	508,048	505,030	500,000	498,994	$ 500,000
C000219321
Account Value [Line Items]
Account Value	12,278	12,093	11,855	11,763	11,495	11,330	11,161	11,045	11,045	10,951	10,977	11,194	11,390	11,499	11,439	11,356	11,190	10,921	10,693	10,641	10,250	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134		11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988		9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	578,967	580,641	574,546	575,290	548,998	548,768	537,586	536,167	541,923	531,097	531,318	542,642	553,790	588,290	609,586	613,265	603,401	604,268	616,699	613,783	605,854		596,021	574,830	576,466	553,719	533,674	518,841	523,239	520,411	517,277	525,899	528,788	522,367	514,678	509,522	526,197	514,249	507,495	498,692	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,762	9,790	9,687	9,700	9,256	9,252	9,064	9,040	9,137	8,954	8,958	9,149	9,337	9,919	10,278	10,340	10,173	10,188	10,398	10,349	10,215	10,000
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Account Value	13,136	12,940	12,679	12,569	12,280	12,112	11,958	11,813	11,786	11,611	11,636	11,867	12,032	12,117	12,029	11,947	11,779	11,522	11,324	11,301	10,973		10,947	10,743	10,738	10,597	10,397	10,281	10,356	10,306	10,214	10,242	10,264	10,252	10,244	10,148	10,134	10,068	9,968	9,899		$ 9,931	$ 10,000
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Account Value	662,718	652,854	639,675	634,125	619,531	611,082	603,290	595,981	594,610	585,787	587,040	598,723	607,030	611,344	606,900	602,738	594,261	581,310	571,332	570,149	553,588		$ 552,305	$ 542,017	$ 541,759	$ 534,639	$ 524,564	$ 518,712	$ 522,505	$ 519,957	$ 515,333	$ 516,723	$ 517,856	$ 517,259	$ 516,820	$ 511,988	$ 511,268	$ 507,945	$ 502,888	$ 499,443	$ 500,000
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Account Value	$ 12,325	$ 12,142	$ 11,897	$ 11,793	$ 11,522	$ 11,365	$ 11,220	$ 11,084	$ 11,058	$ 10,894	$ 10,918	$ 11,135	$ 11,289	$ 11,370	$ 11,287	$ 11,210	$ 11,052	$ 10,811	$ 10,626	$ 10,604	$ 10,296	$ 10,000